Share Based Payments (Details) - Schedule of share-based payment arrangements - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of share-based payment arrangements [Abstract]
Weighted Average exercise price, Outstanding	$ 67	$ 113	$ 107
Options, Outstanding	17,024,000	16,379,000	18,617,000
Weighted Average exercise price, Granted	$ 166	$ 111
Options, Granted	5,210,000	3,870,000
Weighted Average exercise price, Forfeited		$ (52)	$ (152)
Options, Forfeited		(300,000)	(2,238,000)
Weighted Average exercise price, Exercised		$ (25)
Options, Exercised		(2,925,000)
Weighted Average exercise price, Outstanding	$ 90	$ 67	$ 113
Options, Outstanding	22,234,000	17,024,000	16,379,000
Weighted Average exercise price, Exercisable	$ 54	$ 65	$ 67
Options, Exercisable	7,616,000	6,249,000	5,521,000